Financial instruments (Details 29) - Number	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	1,527,117	2,218,625
Up to 1 month [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	69,459	66,149
31 to 60 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	26,104	118,393
61 to 90 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	203,550	84,093
91 to 180 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	154,067	816,613
181 to 365 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	279,579	269,839
1 to 2 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	273,024	167,063
2 to 5 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	445,285	604,029
More than 5 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	76,049	92,446
Foreign Exchange risk [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	365,555	469,822
Foreign Exchange risk [member] | Up to 1 month [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	69,459	66,149
Foreign Exchange risk [member] | 31 to 60 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	26,104	33,393
Foreign Exchange risk [member] | 61 to 90 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	1,729	24,093
Foreign Exchange risk [member] | 91 to 180 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	16,567	71,533
Foreign Exchange risk [member] | 181 to 365 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	68,952	109,228
Foreign Exchange risk [member] | 1 to 2 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	178,331	92,115
Foreign Exchange risk [member] | 2 to 5 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	4,413	73,311
Foreign Exchange risk [member] | More than 5 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	0	0
Interest Rate Risk [Member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	962,500	1,548,202
Interest Rate Risk [Member] | Up to 1 month [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	0	0
Interest Rate Risk [Member] | 31 to 60 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	0	85,000
Interest Rate Risk [Member] | 61 to 90 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	185,000	60,000
Interest Rate Risk [Member] | 91 to 180 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	137,500	745,080
Interest Rate Risk [Member] | 181 to 365 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	202,500	160,422
Interest Rate Risk [Member] | 1 to 2 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	21,500	50,000
Interest Rate Risk [Member] | 2 to 5 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	416,000	434,500
Interest Rate Risk [Member] | More than 5 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	0	13,200
Foreign exchange and interest rate risk [Member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	199,062	200,601
Foreign exchange and interest rate risk [Member] | Up to 1 month [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	0	0
Foreign exchange and interest rate risk [Member] | 31 to 60 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	0	0
Foreign exchange and interest rate risk [Member] | 61 to 90 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	16,821	0
Foreign exchange and interest rate risk [Member] | 91 to 180 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	0	0
Foreign exchange and interest rate risk [Member] | 181 to 365 days [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	8,127	189
Foreign exchange and interest rate risk [Member] | 1 to 2 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	73,193	24,948
Foreign exchange and interest rate risk [Member] | 2 to 5 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	24,872	96,218
Foreign exchange and interest rate risk [Member] | More than 5 years [member]
Disclosure of financial instruments [Line Items]
Nominal amount of hedging instrument	76,049	79,246